CONCENTRATION OF CREDIT RISK AND OTHER RISKS AND UNCERTAINTIES (Details Narrative)	3 Months Ended	12 Months Ended
	Jul. 31, 2024	Apr. 30, 2024	Apr. 30, 2023
Accounts Receivable [Member] | Credit Concentration Risk [Member] | Customer One [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	63.00%	100.00%	47.00%
Accounts Receivable [Member] | Credit Concentration Risk [Member] | Customer Two [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		100.00%
Accounts Payable [Member] | Lender Concentration Risk [Member] | Customer Four [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		63.00%	59.00%
Accounts Payable [Member] | Lender Concentration Risk [Member] | Customer Five [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	65.00%